Income tax incurred and deferred: Additional information (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method		$ (9,685)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense		$ 186,912	$ 127,046	$ 192,040
Applicable tax rate		30.00%	30.00%	30.00%
Investments rate of return		20.00%
Current tax assets, current	$ 181,619	$ 332,060	$ 181,619
Aerostar
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method		$ 261,532	$ 370,213	$ 88,577
Applicable tax rate		10.00%	10.00%	10.00%
Airplan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method		$ 1,157,423	$ 1,078,391	$ 241,490
Applicable tax rate		35.00%	35.00%	31.00%
Aeropuerto de Minatitlan, S. A. de C. V.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method		$ 26,413	$ 35,818
Colombia (Airplan)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	35.00%		35.00%	31.00%	32.00%
Percentage of net income on net worth		3.50%
Percentage of presumptive income				0.00%	0.50%
Puerto Rico (Aerostar)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense		$ 235,378	$ 333,191	$ 79,720
Applicable tax rate		10.00%
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method		$ 11,620,031	$ 9,997,669	$ 6,045,955